Dividend Growth Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)
Consumer Discretionary (12.1%)
McDonald's Corp.	7,688,275	1,442,013
NIKE Inc. Class B	12,849,998	1,120,263
TJX Cos. Inc.	22,373,574	1,097,424
Home Depot Inc.	3,725,281	818,928
VF Corp.	3,859,320	224,226
		4,702,854
Consumer Staples (16.3%)
Coca-Cola Co.	30,867,646	1,416,516
Colgate-Palmolive Co.	17,357,777	1,219,731
Procter & Gamble Co.	9,505,999	1,120,472
PepsiCo Inc.	7,851,576	1,038,685
Diageo plc	27,943,578	962,101
Costco Wholesale Corp.	1,848,769	560,177
		6,317,682
Financials (10.8%)
American Express Co.	11,413,422	1,041,475
Marsh & McLennan Cos. Inc.	10,167,621	989,615
Chubb Ltd.	7,967,311	860,549
PNC Financial Services Group Inc.	6,595,472	703,539
BlackRock Inc.	1,186,474	595,657
		4,190,835
Health Care (19.9%)
UnitedHealth Group Inc.	5,369,334	1,570,369
Johnson & Johnson	9,183,034	1,377,822
Medtronic plc	12,779,897	1,247,701
Merck & Co. Inc.	14,208,460	1,127,299
Danaher Corp.	5,399,234	882,559
Baxter International Inc.	9,382,699	832,996
Amgen Inc.	2,882,918	689,652
		7,728,398
Industrials (19.4%)
Union Pacific Corp.	7,139,719	1,140,856
Canadian National Railway Co.	11,117,325	919,369
General Dynamics Corp.	6,346,446	828,973
Honeywell International Inc.	5,676,408	805,482
Lockheed Martin Corp.	2,002,776	779,200
Northrop Grumman Corp.	2,246,347	742,799
United Parcel Service Inc. Class B	7,524,570	712,276
Deere & Co.	4,173,770	605,447
3M Co.	3,978,684	604,442
Raytheon Technologies Corp.	5,950,349	385,642
		7,524,486

Information Technology (9.4%)
Microsoft Corp.			7,135,207	1,278,701
Visa Inc. Class A			5,154,383	921,191
Accenture plc Class A			4,406,633	816,064
Automatic Data Processing Inc.			4,383,496	643,015
				3,658,971
Materials (4.7%)
Ecolab Inc.			5,082,775	983,517
Linde plc			4,675,390	860,225
				1,843,742
Real Estate (3.7%)
American Tower Corp.			3,088,883	735,154
Public Storage			3,895,586	722,437
				1,457,591
Total Common Stocks (Cost $25,380,592)				37,424,559
	Coupon
Temporary Cash Investments (3.5%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund	0.522%		262	26

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (3.0%)
Credit Agricole Securities (USA) Inc.
(Dated 4/30/20, Repurchase Value
$122,100,000, collateralized by U.S.
Treasury Notes/Bonds, 0.375%-2.875%,
7/15/27-5/15/49, with a value of
$124,542,000)	0.020%	5/1/20	122,100	122,100
Natixis SA
(Dated 4/30/20, Repurchase Value
$320,500,000, collateralized by U.S.
Treasury Notes/Bonds, 0.625%-3.750%,
7/15/20-8/15/49, U.S Treasury Bills,
1.000%-3.375%, 4/15/32-2/15/48, and
Federal Home Loan Mortgage Corp.,
0.000%, 3/15/29, with a value of
$326,910,000)	0.020%	5/1/20	320,500	320,500
RBS Securities, Inc.
(Dated 4/30/20, Repurchase Value
$362,200,000, collateralized by U.S.
Treasury Notes/Bond, 0.239%-3.000%,
4/30/22-2/15/48, with a value of
$369,444,000)	0.020%	5/1/20	362,200	362,200

Societe Generale
(Dated 4/30/20, Repurchase Value
$362,700,000, collateralized by U.S.
Treasury Bills, 0.000%, 6/16/20-9/15/20,
U.S Treasury Notes/Bond, 0.625%-7.875%,
5/15/20-5/15/48, Federal National Mortgage
Assn., 3.500%-4.000%, 1/1/47-7/1/49,
Federal Home Loan Mortgage Corp.,
5.329%-5.549%, 11/1/30 and Government
National Mortgage Assn., 2.500%-4.000%,
7/20/42-1/15/60, with a value of
$369,954,000)	0.030%	5/1/20	362,700	362,700
				1,167,500
U.S. Government and Agency Obligations (0.5%)
United States Cash Management Bill	0.290%	6/9/20	57,500	57,494
United States Treasury Bill	0.177%	8/6/20	58,275	58,256
United States Treasury Bill	0.280%	7/16/20	76,440	76,423
				192,173
Total Temporary Cash Investments (Cost $1,359,650)				1,359,699
Total Investments (99.8%) (Cost $26,740,242)				38,784,258
Other Assets and Liabilities-Net (0.2%)				85,825
Net Assets (100%)				38,870,083
Cost rounded to $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to t he net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of April 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	36,462,458	962,101	—	37,424,559
Temporary Cash Investments	26	1,359,673	—	1,359,699
Total	36,462,484	2,321,774	—	38,784,258